Lease liabilities - change in the lease liability and discloses a maturity analysis (Details) - CAD ($)		9 Months Ended
	Jan. 31, 2020	Sep. 30, 2020
Lease liabilities.
Balance as at beginning period		$ 1,463,676
Lease addition		369,808
Lease termination	$ 47,238	(47,239)
Accretion of lease liability		81,275
Repayment of principal and interest		(523,854)
Balance as at end period		$ 1,343,666